Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 84,648	£ 92,547
Collateral cash	(18,823)	(11,104)
Netting	(1,305)	(3,654)
Net exposure	316,322	310,948
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	276,800	271,000
Collateral cash	(200)	(100)
Collateral non-cash	(217,700)	(209,400)
Netting	(500)	(2,700)
Net exposure	99,900	100,400
Credit risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	277,600	271,700
Credit risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(700)
Credit risk [member] | Cash and balances at central banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	26,400	24,200
Collateral cash	0
Collateral non-cash	0
Netting	0
Net exposure	26,400	24,200
Credit risk [member] | Cash and balances at central banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	26,400	24,200
Credit risk [member] | Cash and balances at central banks [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,700	13,300
Collateral cash	0
Collateral non-cash	0
Netting	0
Net exposure	9,700	13,400
Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,700	13,300
Credit risk [member] | Financial assets at FVOCI [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Off-Balance Sheet [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,500	41,600
Off-Balance Sheet [member] | Credit risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,600	41,700
Off-Balance Sheet [member] | Credit risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-Balance Sheet [member] | Credit risk [member] | Cash and balances at central banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Off-Balance Sheet [member] | Credit risk [member] | Cash and balances at central banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Off-Balance Sheet [member] | Credit risk [member] | Cash and balances at central banks [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	100
Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	100
Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	240,700	233,500
Collateral cash	(200)	(100)
Collateral non-cash	(217,700)	(209,400)
Netting	(500)	(2,700)
Net exposure	63,800	62,800
Financial assets at amortised cost [member] | Credit risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	241,500	234,200
Financial assets at amortised cost [member] | Credit risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(700)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	207,500	201,700
Collateral cash	(200)	(100)
Collateral non-cash	(194,600)	(191,000)
Netting	0
Net exposure	53,000	50,500
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	165,400	158,000
Collateral cash	0
Collateral non-cash	(168,900)	(164,100)
Netting	0
Net exposure	9,900	5,100
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	26,800	27,600
Collateral cash	(100)
Collateral non-cash	(19,400)	(20,200)
Netting	0
Net exposure	21,500	24,400
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,100	6,700
Collateral cash	(100)	(100)
Collateral non-cash	(6,300)	(6,100)
Netting	0
Net exposure	0	700
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,000	7,400
Collateral cash	0
Collateral non-cash	0
Netting	0
Net exposure	19,400	18,900
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Collateral cash	0
Collateral non-cash	0	(600)
Netting	0
Net exposure	2,200	1,400
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	208,300	202,400
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	165,600	158,200
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	27,000	27,800
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,300	6,800
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,200	7,600
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	2,000
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(800)	(700)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(200)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(200)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(100)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(200)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	2,000
Financial assets at amortised cost [member] | Credit risk [member] | Loans and advances to banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,500	3,500
Collateral cash	0
Collateral non-cash	0
Netting	0
Net exposure	3,700	5,100
Financial assets at amortised cost [member] | Credit risk [member] | Loans and advances to banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,500	3,500
Financial assets at amortised cost [member] | Credit risk [member] | Loans and advances to banks [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Credit risk [member] | Reverse repurchase agreements - non-trading [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	23,600	21,100
Collateral cash	0
Collateral non-cash	(23,100)	(18,400)
Netting	(500)	(2,700)
Net exposure	0
Financial assets at amortised cost [member] | Credit risk [member] | Reverse repurchase agreements - non-trading [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	23,600	21,100
Financial assets at amortised cost [member] | Credit risk [member] | Reverse repurchase agreements - non-trading [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Credit risk [member] | Other financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,100	7,200
Collateral cash	0
Collateral non-cash	0
Netting	0
Net exposure	7,100	7,200
Financial assets at amortised cost [member] | Credit risk [member] | Other financial assets at amortised cost [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,100	7,200
Financial assets at amortised cost [member] | Credit risk [member] | Other financial assets at amortised cost [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,500	41,500
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,600	41,600
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	40,300	39,900
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,400	11,200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,200	17,000
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,400	11,500
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	40,400	40,000
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,400	11,200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,300	17,000
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,400	11,600
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	(100)
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and advances to banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,600
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and advances to banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,600
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and advances to banks [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Reverse repurchase agreements - non-trading [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Reverse repurchase agreements - non-trading [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Reverse repurchase agreements - non-trading [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Other financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Other financial assets at amortised cost [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Other financial assets at amortised cost [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Loans and Advances to Customers [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	100
Collateral cash	0
Collateral non-cash	0
Netting	0
Net exposure	100	200
Loans and Advances to Customers [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	100
Loans and Advances to Customers [member] | Credit risk [member] | Financial assets at FVOCI [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	100
Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	100
Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Debt Securities [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,600	13,200
Collateral cash	0
Collateral non-cash	0
Netting	0
Net exposure	9,600	13,200
Debt Securities [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,600	£ 13,200
Debt Securities [member] | Credit risk [member] | Financial assets at FVOCI [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Debt Securities [member] | Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Debt Securities [member] | Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0
Debt Securities [member] | Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0